Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	3 months 29 days
Operating lease discount rate	4.75%
Rental expense	$ 146,498	$ 134,457	$ 78,756